Prepaid Expense And Other Current Liabilities - Schedule Of Accrued Expenses and Other Current Liabilities (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Hoya Intermediate, LLC
Payables And Accruals [Line Items]
Customer credits redeemed amount	$ 40,274